Other Intangible Assets - Estimated Amortization Expense of Existing Intangible Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
2018	$ 75
2019	58
2020	41
2021	22
2022	10
Thereafter	3
Net Cost	$ 209	$ 195